Leases (Tables)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Schedule of Minimum Lease Payments
The weighted remaining average minimum lease period is 2.7 years. The undiscounted minimum lease payments are due in and reconcile to the discounted lease liabilities as follows:

September 30, 2019
(In thousands)
Next 12 months	$6,931
1 to 2 years	6,003
2 to 3 years	5,346
3 to 4 years	4,528
4 to 5 years	4,087
More than 5 years	6,464
Total undiscounted minimum lease payments	33,359
Discount	(3,944)
Lease liability (current and non-current)	$29,415